RELATED-PARTY TRANSACTIONS - Guarantees granted (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity January 2025
Guarantees granted
Original Amount	R$ 10,949
Carrying Amount	10,701
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity January 2025 Series Two
Guarantees granted
Original Amount	1,868
Carrying Amount	1,825
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity January 2025, Series Three
Guarantees granted
Original Amount	3,096
Carrying Amount	3,025
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity January 2025 Series Four
Guarantees granted
Original Amount	4,043
Carrying Amount	3,951
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity January 2025 Series Five
Guarantees granted
Original Amount	624
Carrying Amount	610
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity January 2025 Series Six
Guarantees granted
Original Amount	3,229
Carrying Amount	3,156
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity January 2025 Series Seven
Guarantees granted
Original Amount	4,873
Carrying Amount	4,762
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity January 2025 Series Eight
Guarantees granted
Original Amount	4,992
Carrying Amount	9,576
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity February 2025
Guarantees granted
Original Amount	2,467
Carrying Amount	2,396
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity March 2025 Series One
Guarantees granted
Original Amount	59,644
Carrying Amount	44,519	R$ 63,024	R$ 50,644
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity March 2025 Series Two
Guarantees granted
Original Amount	35,451
Carrying Amount	25,042	35,451	33,550
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity January 2027
Guarantees granted
Original Amount	11,951
Carrying Amount	11,680
Subsidiaries | Gerdau Acos Longos S.A. | Maturity January 2025
Guarantees granted
Original Amount	836
Carrying Amount	760
Subsidiaries | Gerdau Acos Longos S.A. | Maturity February 2025
Guarantees granted
Original Amount	14,483
Carrying Amount	2,608
Subsidiaries | Gerdau Acos Longos S.A. | Maturity May 2025 Series Two
Guarantees granted
Original Amount	375,000
Carrying Amount		375,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity November 2025
Guarantees granted
Original Amount	400,000
Carrying Amount	400,000	400,000	400,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity June 2038
Guarantees granted
Original Amount	12,834
Carrying Amount	12,216	12,216	12,216
Subsidiaries | Gerdau Acos Longos S.A. | Maturity April 2024
Guarantees granted
Original Amount	150,000
Carrying Amount		150,000
Subsidiaries | Gerdau Acominas S.A. | Maturity May 2025
Guarantees granted
Original Amount	375,000
Carrying Amount		375,000
Subsidiaries | Gerdau Acominas S.A. | Maturity November 2024
Guarantees granted
Original Amount	400,000
Carrying Amount		400,000	400,000
Subsidiaries | Gerdau S.A., Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity September 2027
Guarantees granted
Original Amount	4,730,775
Subsidiaries | Gerdau Trade Inc. | Maturity October 2027
Guarantees granted
Original Amount	2,056,535
Carrying Amount	2,641,096	2,064,877	2,225,417
Subsidiaries | GUSAP III LP. | Maturity January 2030
Guarantees granted
Original Amount	2,100,600
Carrying Amount	3,083,765	2,410,967	2,598,415
Subsidiaries | GUSAP III LP. | Maturity April 2044
Guarantees granted
Original Amount	1,117,100
Carrying Amount	2,978,763	2,328,873	2,509,938
Subsidiaries | Gerdau Ameristeel US Inc. | Maturity October 2037
Guarantees granted
Original Amount	103,505
Carrying Amount	315,807	246,906	266,103
Joint-venture | Gerdau Corsa S.A.P.I. de C.V. | Maturity September 2026
Guarantees granted
Original Amount	601,588
Carrying Amount	R$ 610,245	R$ 648,322	R$ 629,255